accounting policy developments (Tables)	6 Months Ended
Jun. 30, 2019
accounting policy developments
Schedule of the impacts of application of IFRS 16 on the Consolidated statements of income and other comprehensive income

	Three months			Six months
	Excluding			Excluding
	effects of	IFRS 16	As currently	effects of	IFRS 16	As currently
Periods ended June 30, 2019 (millions except per share amounts)	IFRS 16	effects	reported	IFRS 16	effects	reported
Operating revenues	$3,596	$1	$3,597	$7,102	$1	$7,103
Operating expenses
Goods and services purchased	1,532	(66)	1,466	3,036	(149)	2,887
Employee benefits expense	758	—	758	1,464	—	1,464
Depreciation	424	46	470	846	94	940
Amortization of intangible assets	163	—	163	310	—	310
	2,877	(20)	2,857	5,656	(55)	5,601
Operating income	719	21	740	1,446	56	1,502
Financing costs	173	16	189	326	31	357
Income before income taxes	546	5	551	1,120	25	1,145
Income taxes	29	2	31	181	7	188
Net income	517	3	520	939	18	957
Other comprehensive income
Cumulative foreign currency translation adjustment	12	(1)	11	13	4	17
Other	18	—	18	(7)	—	(7)
	30	(1)	29	6	4	10
Comprehensive income	$547	$2	$549	$945	$22	$967
Net income attributable to:
Common Shares	$513	$4	$517	$926	$19	$945
Non-controlling interests	4	(1)	3	13	(1)	12
	$517	$3	$520	$939	$18	$957
Comprehensive income attributable to:
Common Shares	$540	$3	$543	$928	$21	$949
Non-controlling interests	7	(1)	6	17	1	18
	$547	$2	$549	$945	$22	$967
Net income per Common Share
Basic	$0.85	$0.01	$0.86	$1.54	$0.03	$1.57
Diluted	$0.85	$0.01	$0.86	$1.54	$0.03	$1.57

Schedule of the impact of the application of IFRS 16 on the Consolidated statements of financial position

		Excluding
		effects of	IFRS 16	As currently
As at January 1, 2019 (millions)	Note	IFRS 16	effects	reported
Current assets
Prepaid expense		$539	$12	$551
Non-current assets
Property, plant and equipment, net	17	$12,091	$1,041	$13,132
Current liabilities
Accounts payable and accrued liabilities		$2,570	$(6)	$2,564
Provisions		$129	$(9)	$120
Current maturities of long-term debt		$836	$180	$1,016
Non-current liabilities
Provisions	25	$728	$(48)	$680
Long-term debt		$13,265	$1,201	$14,466
Other long-term liabilities		$731	$(50)	$681
Deferred income taxes		$3,148	$(53)	$3,095
Owners’ equity
Retained earnings		$4,474	$(153)	$4,321
Accumulated other comprehensive income – cumulative foreign currency translation adjustment	11	$12	$(1)	$11
Non-controlling interests		$82	$(8)	$74

Schedule of the impact of application of IFRS 16 on Consolidated statements of cash flows

	Three months			Six months
	Excluding			Excluding
	effects of	IFRS 16	As currently	effects of	IFRS 16	As currently
Periods ended June 30, 2019 (millions)	IFRS 16	effects	reported	IFRS 16	effects	reported
OPERATING ACTIVITIES
Net income	$517	$3	$520	$939	$18	$957
Adjustments to reconcile net income to cash provided by operating activities:
Depreciation and amortization	587	46	633	1,156	94	1,250
Deferred income taxes	(41)	2	(39)	(15)	7	(8)
All other operating activity line items	45	1	46	(257)	8	(249)
Cash provided by operating activities	1,108	52	1,160	1,823	127	1,950
INVESTING ACTIVITIES
Cash used by investing activities	(1,600)	—	(1,600)	(2,562)	—	(2,562)
FINANCING ACTIVITIES
Redemptions and repayment of long-term debt	(1,565)	(52)	(1,617)	(2,407)	(127)	(2,534)
All other financing activity line items	1,686	—	1,686	2,949	—	2,949
Cash provided (used) by financing activities	121	(52)	69	542	(127)	415
CASH POSITION
Decrease in cash and temporary investments, net	$(371)	$—	$(371)	$(197)	$—	$(197)
SUPPLEMENTAL DISCLOSURE OF OPERATING CASH FLOWS
Interest paid	$(131)	$(16)	$(147)	$(295)	$(31)	$(326)